Submission	Dec. 11, 2025
Submission [Line Items]
Central Index Key	0001767057
Registrant Name	Osprey Bitcoin Trust
Registration File Number	333-289334
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A